UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05970

Cash Account Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  4/30

Date of reporting period:  7/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2012 (Unaudited)

Cash Account Trust-Tax-Exempt Portfolio
	Principal Amount ($)	Value ($)
Municipal Investments 100.0%
Alabama 0.5%
Tuscaloosa County, AL, Industrial Development Gulf Opportunity Zone, Hunt Refining Project, Series C, 0.21% *, 12/1/2027, LOC: JPMorgan Chase Bank NA	10,000,000	10,000,000
Alaska 2.1%
Alaska, Eclipse Funding Trust, Solar Eclipse, State Industrial Development & Experiment, 144A, 0.15% *, 10/1/2014, LIQ: U.S. Bank NA, LOC: U.S. Bank NA	23,290,000	23,290,000
Anchorage, AK, Tax Anticipation Notes, 2.0%, 8/31/2012	20,000,000	20,030,945

		43,320,945
Arkansas 0.4%
Fort Smith, AR, Mitsubishi Power Systems Revenue, Recovery Zone Facility Bonds, 0.17% *, 10/1/2040, LOC: Bank of Tokyo-Mitsubishi UFJ	8,000,000	8,000,000
California 9.3%
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.35% **, 6/1/2041, LIQ: Morgan Stanley Bank	5,000,000	5,000,000
California, RBC Municipal Products, Inc. Trust:
Series E-21, 144A, 0.19% *, Mandatory Put 9/4/2012 @ 100, 10/1/2013, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	25,000,000	25,000,000
Series E-24, 144A, 0.19% *, Mandatory Put 12/3/2012 @ 100, 7/1/2031, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	10,345,000	10,345,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue:
Series 2680, 144A, 0.23% *, 5/15/2018, LOC: JPMorgan Chase Bank NA	20,500,000	20,500,000
Series 2681, 144A, AMT, 0.31% *, 5/15/2018, LOC: JPMorgan Chase Bank NA	12,250,000	12,250,000
California, Wells Fargo Stage Trust:
Series 37Z, 144A, 0.18% *, 8/1/2031, INS: AGC, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	10,320,000	10,320,000
Series 31C, 144A, AMT, 0.26% *, Mandatory Put 2/14/2013 @ 100, 1/1/2022, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	5,995,000	5,995,000
Covina, CA, Redevelopment Agency, Multi-Family Housing Revenue, ShadowHills Apartments, Inc., Series A, 0.17% *, 12/1/2015, LIQ: Fannie Mae	9,525,000	9,525,000
Los Angeles County, CA, General Obligation:
Series A, 2.0%, 2/28/2013	37,000,000	37,385,815
Series B, 2.0%, 3/29/2013	20,000,000	20,238,222
San Diego County, CA, School District Note Participations, Series A, 2.0%, 6/28/2013	10,000,000	10,165,592
San Jose, CA, BB&T Municipal Trust, Series 2023, 144A, 0.15% *, 1/1/2024, INS: NATL, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	25,700,000	25,700,000

		192,424,629
Colorado 3.1%
Colorado, Meridian Village Metropolitan District, Series C-11, 144A, 0.15% *, 12/1/2031, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	17,580,000	17,580,000
Colorado, State Housing & Finance Authority, Multi-Family Project, "I", Series A2, 0.16% *, 4/1/2036, SPA: Barclays Bank PLC	16,940,000	16,940,000
Colorado, State Housing & Finance Authority, Single Family Mortgage Revenue, "II", Series B-3, AMT, 0.18% *, 5/1/2038, SPA: Royal Bank of Canada	10,000,000	10,000,000
Denver City & County, CO, Airport Revenue, IAM Commercial Paper Notes 3, Series A, AMT, 0.21% *, 5/25/2062, LOC: Barclays Bank PLC	20,000,000	20,000,000

		64,520,000
Delaware 0.5%
Delaware, BB&T Municipal Trust, Series 5000, 144A, 0.24% *, 10/1/2028, LIQ: Rabobank Nederland, LOC: Rabobank International	8,690,000	8,690,000
Delaware, State Economic Development Authority Revenue, YMCA Delaware Project, 0.16% *, 5/1/2036, LOC: PNC Bank NA	1,000,000	1,000,000

		9,690,000
District of Columbia 1.7%
District of Columbia, General Obligation, Series D, 0.17% *, 6/1/2034, LOC: Wells Fargo Bank NA	8,870,000	8,870,000
District of Columbia, Metropolitan Airport Authority, Airport Systems Revenue, 0.16% *, 10/1/2039, LOC: Barclays Bank PLC	12,275,000	12,275,000
District of Columbia, Wells Fargo Stage Trust, Series 57C, 144A, AMT, 0.32% *, 10/1/2032, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	13,965,000	13,965,000

		35,110,000
Florida 3.5%
Florida, BB&T Municipal Trust, Series 1010, 144A, 0.19% *, 1/15/2019, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	6,380,000	6,380,000
Florida, Eclipse Funding Trust, Solar Eclipse-Miami-Dade County, 144A, 0.15% *, 4/1/2037, LIQ: U.S. Bank NA, LOC: U.S. Bank NA	21,259,000	21,259,000
Florida, Wells Fargo Stage Trust, Series 35C, 144A, AMT, 0.23% *, 10/1/2026, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	17,770,000	17,770,000
Lee County, FL, Industrial Development Authority, Health Care Facilities Revenue, Hope Hospice Project, 0.16% *, 10/1/2027, LOC: Northern Trust Co.	20,300,000	20,300,000
Palm Beach County, FL, Benjamin Private School Project Revenue, 0.16% *, 7/1/2025, LOC: Northern Trust Co.	6,115,000	6,115,000

		71,824,000
Georgia 4.2%
Burke County, GA, Development Authority Revenue, Georgia Power Co. Plant, 144A, 0.22% *, 5/1/2022	7,155,000	7,155,000
Fulton County, GA, General Obligation, 1.0%, 12/28/2012	70,000,000	70,239,180
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project, Series C, 0.16% *, 10/1/2031, LOC: Branch Banking & Trust	8,460,000	8,460,000

		85,854,180
Idaho 2.3%
Idaho, State General Obligation, 2.0%, 6/28/2013	47,000,000	47,765,353
Illinois 13.5%
Channahon, IL, Morris Hospital Revenue, Series A, 0.16% *, 12/1/2034, LOC: U.S. Bank NA	6,780,000	6,780,000
Cook County, IL, Catholic Theological Union Project Revenue, 0.18% *, 2/1/2035, LOC: Harris Trust & Savings Bank	5,955,000	5,955,000
Illinois, BB&T Municipal Trust, Series 5001, 144A, 0.24% *, 6/1/2020, LIQ: Rabobank Nederland, LOC: Rabobank International	24,785,000	24,785,000
Illinois, Eclipse Funding Trust, Solar Eclipse, Springfield Electric Revenue, Series 2006-0007, 144A, 0.3% *, 3/1/2030, LIQ: U.S. Bank NA, LOC: U.S. Bank NA	51,055,000	51,055,000
Illinois, Educational Facilities Authority Revenue, University of Chicago, Series B-3, 0.24% *, Mandatory Put 5/2/2013 @ 100, 7/1/2036	18,000,000	18,000,000
Illinois, Educational Facilities Authority Revenues, 0.17%, 9/12/2012	70,000,000	70,000,000
Illinois, State Development Finance Authority, Chicago Symphony Orchestra Project, 0.17% *, 12/1/2033, LOC: Bank One NA	12,500,000	12,500,000
Illinois, State Finance Authority Industrial Development Revenue, Fitzpatrick Brothers, Inc., 0.16% *, 4/1/2033, LOC: Northern Trust Co.	4,100,000	4,100,000
Illinois, State Finance Authority Revenue, Resurrection Health, Series C, 0.16% *, 5/15/2035, LOC: Barclays Bank PLC	15,000,000	15,000,000
Illinois, Wells Fargo Stage Trust, Series 27C, 144A, 0.23% *, 8/1/2025, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA,	38,605,000	38,605,000
Mundelein, IL, Industrial Development Revenue, MacLean Fogg Co. Project, 144A, AMT, 0.24% *, 1/1/2015, LOC: Northern Trust Co.	6,500,000	6,500,000
Woodstock, IL, Multi-Family Housing Revenue, Willow Brooke Apartments, AMT, 0.17% *, 4/1/2042, LOC: Wells Fargo Bank NA	24,600,000	24,600,000

		277,880,000
Indiana 1.9%
Indiana, IPS Multi-School Building Corp., Series R-885WF, 144A, 0.19% *, 1/15/2025, INS: AGMC, GTY: Wells Fargo & Co., LIQ: Wells Fargo & Co.	7,610,000	7,610,000
Indiana, State Health Facility Financing Authority, Community Hospitals Project, Series B, 0.22% *, 7/1/2028, LOC: Bank of America NA	15,600,000	15,600,000
Indiana, Wells Fargo Stage Trust, Series 41C, 144A, 0.18% *, 1/1/2021, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	16,715,000	16,715,000

		39,925,000
Iowa 1.3%
Iowa, State Finance Authority, Single Family Revenue, Series C, AMT, 0.2% *, 1/1/2036, SPA: State Street Bank & Trust Co.	11,700,000	11,700,000
Iowa, Wells Fargo Stage Trust, Series 24C, 144A, 0.18% *, 6/1/2029, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	15,125,000	15,125,000

		26,825,000
Kansas 2.1%
Kansas, State Development Finance Authority, Multi-Family Revenue, Oak Ridge Park II Project, Series X, AMT, 0.22% *, 12/1/2036, LOC: U.S. Bank NA	3,650,000	3,650,000
Olathe, KS, General Obligation, Series A, 1.5%, 7/1/2013	11,280,000	11,413,911
Olathe, KS, Health Facilities Revenue, Olathe Medical Center, Inc., 0.21% *, 9/1/2032, LOC: Bank of America NA	27,200,000	27,200,000

		42,263,911
Kentucky 2.2%
Kentucky, State Economic Development Finance Authority, Catholic Health Initiatives:
Series B, 0.25% **, 2/1/2046	10,680,000	10,680,000
Series B-2, 0.25% **, 2/1/2046	12,000,000	12,000,000
Series B-3, 0.25% **, 2/1/2046	12,415,000	12,415,000
Kentucky, State Housing Corp., Housing Revenue:
Series I, AMT, 0.18% *, 1/1/2032, SPA: State Street Bank & Trust Co.	4,750,000	4,750,000
Series H, AMT, 0.18% *, 7/1/2036, SPA: State Street Bank & Trust Co.	4,385,000	4,385,000

		44,230,000
Louisiana 0.7%
Louisiana, State Public Facilities Authority Revenue, Dynamic Fuels LLC Project, 0.17% *, 10/1/2033, LOC: JPMorgan Chase Bank NA	15,300,000	15,300,000
Maryland 2.6%
Maryland, Health & Higher Educational Facilities Authority Revenue, Series A, 0.15%, 8/7/2012	10,000,000	10,000,000
Maryland, State Health & Higher Educational Facilities Authority Revenue, Pooled Loan Program, Series D, 144A, 0.28% *, 1/1/2029, LOC: Bank of America NA	22,930,000	22,930,000
Montgomery County, MD, 0.23%, 9/13/2012	20,000,000	20,000,000

		52,930,000
Massachusetts 2.4%
Massachusetts, General Obligation, Series A, 0.53% **, 2/1/2013	11,500,000	11,510,110
Massachusetts, JPMorgan Chase Putters/Drivers Trust, Series 4248, 144A, 0.18% *, 2/1/2013, LIQ: JPMorgan Chase & Co.	9,770,000	9,770,000
Massachusetts, JPMorgan Chase Putters/Drivers Trust, Series 4247, 144A, 0.18% *, 5/1/2013, INS: NATL, LIQ: JPMorgan Chase & Co.	7,495,000	7,495,000
Massachusetts, State Development Finance Agency Revenue, Wentworth Institute of Technology, 0.16% *, 10/1/2030, LOC: RBS Citizens NA	21,390,000	21,390,000

		50,165,110
Michigan 4.4%
Michigan, RBC Municipal Products, Inc. Trust, Series L-23, 144A, AMT, 0.19% *, 3/1/2028, INS: AMBAC, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	40,900,000	40,900,000
Michigan, State Finance Authority Revenue, Unemployment Obligation Assessment, Series A, 2.0%, 7/1/2013	11,100,000	11,284,566
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group:
Series F-7, 0.24% *, 11/15/2047	11,200,000	11,200,000
Series F-6, 0.24% **, 11/15/2049	8,660,000	8,660,000
Series F-8, 0.24% **, 11/15/2049	7,100,000	7,100,000
Michigan, State University, 0.15%, 8/20/2012	12,000,000	12,000,000

		91,144,566
Minnesota 1.2%
Cohasset, MN, State Power & Light Co. Project, Series A, 0.21% *, 6/1/2020, LOC: JPMorgan Chase Bank NA	24,630,000	24,630,000
Mississippi 1.7%
Mississippi, Redstone Partners Floaters/Residuals Trust:
Series C, 144A, AMT, 0.29% *, 12/1/2047, LOC: Wachovia Bank NA	9,270,000	9,270,000
Series A, 144A, AMT, 0.47% *, 4/1/2048, LOC: Wells Fargo Bank NA	9,500,000	9,500,000
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc., Series B, 0.15% *, 11/1/2035, GTY: Chevron Corp.	16,685,000	16,685,000

		35,455,000
Missouri 1.0%
North Kansas City, MO, State Hospital Revenue, 0.21% *, 11/1/2033, LOC: Bank of America NA	21,285,000	21,285,000
Montana 1.9%
Forsyth, MT, Pollution Control Revenue, Pacificorp Project, 0.18% *, 1/1/2018, LOC: JPMorgan Chase Bank NA	39,000,000	39,000,000
Nevada 0.7%
Clark County, NV, Airport Revenue, Series D-2B, 0.15% *, 7/1/2040, LOC: Royal Bank of Canada	8,500,000	8,500,000
Nevada, State Housing Division, Multi-Unit Housing, Apache Project, Series A, AMT, 0.17% *, 10/15/2032, LIQ: Fannie Mae	4,800,000	4,800,000

		13,300,000
New York 4.0%
BlackRock Municipal Income Quality Trust, Series W-7-40, 144A, AMT, 0.35% *, 10/1/2041, LIQ: Morgan Stanley Bank	5,000,000	5,000,000
BlackRock Municipal Intermediate Duration Fund, Inc., Series W-7-296, 144A, AMT, 0.35% *, 10/1/2041, LIQ: Morgan Stanley Bank	13,500,000	13,500,000
New York, Barclays Capital Municipal Trust Receipts, Series 6W, 144A, 0.14% *, 3/15/2037, LIQ: Barclays Bank PLC	3,800,000	3,800,000
New York, State Housing Finance Agency, Rip Van Winkle House LLC, Series A, AMT, 0.16% *, 11/1/2034, LIQ: Freddie Mac	10,700,000	10,700,000
New York, Wells Fargo Stage Trust, Series 11C, 144A, 0.18% *, 11/15/2037, LIQ: Wells Fargo & Co.	15,110,000	15,110,000
New york, Wells Fargo Stage Trust, Series 4C, 144A, 0.18% *, 9/1/2040, LIQ: Wells Fargo Bank NA	20,000,000	20,000,000
Suffolk County, NY, Industrial Development Agency, St. Anthony’s High School, The St. Francis Monastery, 0.16% *, 12/1/2036, LOC: Sovereign Bank NA	15,250,000	15,250,000

		83,360,000
North Carolina 1.7%
North Carolina, BB&T Municipal Trust:
Series 1008, 144A, 0.24% *, 3/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	5,695,000	5,695,000
Series 1009, 144A, 0.24% *, 6/1/2024, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	14,275,000	14,275,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Campbell University, 0.17% *, 10/1/2034, LOC: Branch Banking & Trust	5,640,000	5,640,000
North Carolina, Lower Cape Fear Water & Sewer Authority, Special Facility Revenue, Bladen Bluffs Project, Recovery Zone Facility, 0.15% *, 12/1/2034, LOC: Cooperatieve Centrale	4,110,000	4,110,000
North Carolina, State Capital Facilities Finance Agency, Recreational Facilities Revenue, YMCA of Greater Charlotte Project, Series A, 0.17% *, 4/1/2029, LOC: Branch Banking & Trust	4,835,000	4,835,000

		34,555,000
Ohio 1.2%
Ohio, Redstone Partners Floaters/Residuals Trust, Housing Finance Authority, Series C, 144A, 0.29% *, 6/1/2048, LOC: Wachovia Bank NA	9,720,000	9,720,000
Ohio, Wells Fargo Stage Trust, Series 29C, 144A, 0.18% *, 11/15/2042, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	15,005,000	15,005,000

		24,725,000
Oregon 0.4%
Yamhill County, OR, Hospital Authority, Friendsview Manor, 0.18% *, 12/1/2034, LOC: U.S. Bank NA	8,600,000	8,600,000
Other 6.1%
BlackRock Muni Holdings Investment Quality Fund, Series W-7-2746, 144A, AMT, 0.41% *, 7/1/2041, LIQ: Bank of America NA	28,100,000	28,100,000
BlackRock Municipal Bond Investment Trust, Series W-7-178, 144A, AMT, 0.35% *, 10/1/2041, LIQ: Morgan Stanley Bank	9,300,000	9,300,000
BlackRock Municipal Intermediate Duration Fund, Inc., Series W-7-2871, 144A, AMT, 0.25% *, 3/1/2041, LIQ: JPMorgan Chase Bank NA	35,600,000	35,600,000
Nuveen Premier Income Municipal Fund 2, Inc., Series 1-4895, 144A, AMT, 0.27% *, 5/5/2041, LIQ: Barclays Bank PLC	52,000,000	52,000,000

		125,000,000
Pennsylvania 2.8%
Allegheny County, PA, RBC Municipal Products, Inc. Trust, Series E-29, 144A, 0.15% *, 4/25/2014, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	7,000,000	7,000,000
Pennsylvania, State Economic Development Financing Authority, IESI PA Corp., 0.24% *, 11/1/2028, GTY: IESI Corp., LOC: Bank of America NA	34,000,000	34,000,000
University of Pittsburgh, PA, The Commonwealth Systems of Higher Education, Pittsburgh Assessment Notes, 2.0%, 7/2/2013	17,000,000	17,278,833

		58,278,833
South Carolina 1.0%
Greenville County, SC, School District Installment Purchase Revenue, Building Equity Sooner for Tomorrow, Prerefunded 12/1/2012 @ 101, 5.5%, 12/1/2028	20,560,000	21,125,435
Tennessee 4.6%
Nashville & Davidson County, TN, Metropolitan Government:
0.17%, 10/11/2012	50,000,000	50,000,000
0.19%, 2/20/2013	10,000,000	10,000,000
0.2%, 2/5/2013	17,000,000	16,998,254
Tennessee, Henderson Industrial Development Board Revenue, Arvin Sango Project, Inc., AMT, 0.18% *, 2/1/2042, LOC: Bank of Tokyo-Mitsubishi UFJ	5,000,000	5,000,000
Tennessee, State General Obligation, Series A, 2.0%, 10/1/2012	12,770,000	12,807,327

		94,805,581
Texas 6.6%
Dallas, TX, Waterworks & Sewer Systems Revenue:
0.16%, 8/10/2012	17,500,000	17,500,000
0.17%, 8/10/2012	10,000,000	10,000,000
Harris County, TX, 0.16%, 11/8/2012	33,000,000	33,000,000
Harris County, TX, Health Facilities Development Authority, Baylor College of Medicine, Series B, 0.14% *, 11/15/2047, LOC: Northern Trust Co.	9,500,000	9,500,000
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, YMCA of Greater Houston Area, Series A, 0.17% *, 6/1/2038, LOC: JPMorgan Chase Bank NA	8,715,000	8,715,000
Katy, TX, Independent School District Building, 0.31% *, 8/15/2033, SPA: Bank of America NA	8,900,000	8,900,000
Northside, TX, Independent School District, School Building, 1.5%, Mandatory Put 8/1/2017 @ 100, 8/1/2040	8,500,000	8,500,000
Tarrant County, TX, Redstone Partners Floaters/Residuals Trust, Series A, 144A, AMT, 0.29% *, 12/1/2047, LOC: Wachovia Bank NA	12,085,000	12,085,000
Texas, State Veterans Housing Assistance Fund II, Series A, AMT, 0.2% *, 6/1/2034, SPA: Landesbank Hessen-Thuringen	17,805,000	17,805,000
Texas City, TX, Industrial Development Corp. Revenue, Del Papa Realty Holdings, 0.26% *, 1/1/2051, LOC: Bank of America NA	9,900,000	9,900,000

		135,905,000
Utah 0.2%
Utah, State Housing Finance Agency, Single Family Mortgage, "I", Series C-1, AMT, 0.18% *, 1/1/2033, SPA: Barclays Bank New York	4,600,000	4,600,000
Virginia 1.5%
Arlington County, VA, Industrial Development Authority, Multi-Family Revenue, Westover Apartments, Series A, AMT, 0.19% *, 8/1/2047, LIQ: Freddie Mac	3,000,000	3,000,000
Virginia, Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates, AMT, 0.2% *, 7/15/2050, LIQ: Freddie Mac	18,885,000	18,885,000
Virginia, RBC Municipal Products, Inc. Trust, Series C-2, 144A, AMT, 0.2% *, 1/1/2014, LOC: Royal Bank of Canada, SPA: Royal Bank of Canada	8,605,000	8,605,000

		30,490,000
Washington 1.6%
Washington, State Economic Development Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series D, AMT, 0.19% *, 7/1/2030, LOC: JPMorgan Chase Bank NA	20,000,000	20,000,000
Washington, State General Obligation, Series 3087, 144A, 0.16% *, 7/1/2016, LIQ: JPMorgan Chase Bank NA	5,055,000	5,055,000
Washington, State Higher Education Facilities Authority Revenue, Seattle University Project, Series A, 0.16% *, 5/1/2028, LOC: U.S. Bank NA	8,170,000	8,170,000

		33,225,000
West Virginia 0.3%
West Virginia, Economic Development Authority Revenue, Morgantown Energy, AMT, 0.18% *, 4/1/2027, LOC: Union Bank NA	7,000,000	7,000,000
Wisconsin 0.5%
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc., Series B, 0.19% *, 2/1/2034, LOC: Chase Manhattan Bank	11,070,000	11,070,000
Wyoming 2.3%
Sweetwater County, WY, Pollution Control Revenue, Pacificorp. Project, Series B, 0.16% *, 1/1/2014, LOC: Barclays Bank PLC	7,000,000	7,000,000
Wyoming, State Student Loan Corp. Revenue, Series A-3, 0.15% *, 12/1/2043, LOC: Royal Bank of Canada	40,000,000	40,000,000

		47,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,062,582,543) †	100.0	2,062,582,543
Other Assets and Liabilities, Net	0.0	(357,408)

Net Assets	100.0	2,062,225,135

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels.  These securities are payable on demand and are shown at their current rates as of July 31, 2012.

**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of July 31, 2012.

† The cost for federal income tax purposes was $2,062,582,543.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of July 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Investments(a)	$—	$2,062,582,543	$—	$2,062,582,543
Total	$—	$2,062,582,543	$—	$2,062,582,543

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended July 31, 2012.
(a)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax-Exempt Portfolio, a series of Cash Account Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 18, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 18, 2012